Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ 23	£ (10)	£ (36)
ECL - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	111	164
Change in economic scenarios	(64)	5
Change to ECL models	6	0
New lending and assets purchased	141	93
Redemptions, repayments and assets sold	(192)	(134)
Changes in risk parameters and other movements	105	91
Assets written off	(230)	(232)
Increase decrease in total expected credit losses	(123)	(13)
ECL (release)/charge to the Income Statement	107	219
Less: Discount unwind	(24)	(21)
Less: Recoveries net of collection costs	(12)	7
Total ECL (release)/charge to the Income Statement	71	205
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(11)	(9)
Transfers from Stage 2 to Stage 1	118	111
Transfers to Stage 3	(2)	(6)
Transfers from Stage 3	2	1
Transfers of financial instruments	107	97
Net ECL remeasurement on stage transfer	(107)	(111)
Change in economic scenarios	(20)	29
Change to ECL models	(5)	0
New lending and assets purchased	43	28
Redemptions, repayments and assets sold	(44)	(35)
Changes in risk parameters and other movements	9	(8)
Assets written off	0	0
Increase decrease in total expected credit losses	(17)	0
ECL (release)/charge to the Income Statement	(17)	0
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	(17)	0
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	11	9
Transfers from Stage 2 to Stage 1	(118)	(111)
Transfers to Stage 3	(34)	(38)
Transfers from Stage 3	34	15
Transfers of financial instruments	(107)	(125)
Net ECL remeasurement on stage transfer	96	145
Change in economic scenarios	(44)	(33)
Change to ECL models	37	0
New lending and assets purchased	58	45
Redemptions, repayments and assets sold	(69)	(53)
Changes in risk parameters and other movements	(73)	(34)
Assets written off	0	0
Increase decrease in total expected credit losses	(102)	(55)
ECL (release)/charge to the Income Statement	(102)	(55)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	(102)	(55)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	36	44
Transfers from Stage 3	(36)	(16)
Transfers of financial instruments	0	28
Net ECL remeasurement on stage transfer	122	130
Change in economic scenarios	0	9
Change to ECL models	(26)	0
New lending and assets purchased	40	20
Redemptions, repayments and assets sold	(79)	(46)
Changes in risk parameters and other movements	169	133
Assets written off	(230)	(232)
Increase decrease in total expected credit losses	(4)	42
ECL (release)/charge to the Income Statement	226	274
Less: Discount unwind	(24)	(21)
Less: Recoveries net of collection costs	(12)	7
Total ECL (release)/charge to the Income Statement	190	260
–Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(11,911)	(12,945)
Transfers from Stage 2 to Stage 1	9,395	5,913
Transfers to Stage 3	(434)	(598)
Transfers from Stage 3	35	28
Transfers of financial instruments	(2,915)	(7,602)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(2,287)	0
New lending and assets purchased	33,894	25,409
Redemptions, repayments and assets sold	(38,081)	(33,805)
Changes in risk parameters and other movements	1,061	(219)
Assets written off	0	0
Net movement in the period	(8,328)	(16,217)
–Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	11,911	12,945
Transfers from Stage 2 to Stage 1	(9,395)	(5,913)
Transfers to Stage 3	(845)	(920)
Transfers from Stage 3	417	304
Transfers of financial instruments	2,088	6,416
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	2,361	0
New lending and assets purchased	1,170	562
Redemptions, repayments and assets sold	(4,663)	(3,017)
Changes in risk parameters and other movements	(3,333)	507
Assets written off	0	0
Net movement in the period	(2,377)	4,468
–Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,279	1,518
Transfers from Stage 3	(452)	(332)
Transfers of financial instruments	827	1,186
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(74)	0
New lending and assets purchased	164	59
Redemptions, repayments and assets sold	(1,242)	(886)
Changes in risk parameters and other movements	355	395
Assets written off	(342)	(412)
Net movement in the period	(312)	342
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	35,228	26,030
Redemptions, repayments and assets sold	(43,986)	(37,708)
Changes in risk parameters and other movements	(1,917)	683
Assets written off	(342)	(412)
Net movement in the period	(11,017)	(11,407)
Cost | –Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(259,883)	(268,211)	(284,428)
Cost | –Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(21,218)	(23,595)	(19,127)
Cost | –Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,759)	(3,071)	(2,729)
Cost | Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(283,860)	(294,877)	(306,284)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	869	992
Accumulated impairment | ECL - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	869	992	1,005
Accumulated impairment | Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	153	170	170
Accumulated impairment | Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	359	461	516
Accumulated impairment | Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	357	361	£ 319
Accumulated impairment | –Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	153	170
Accumulated impairment | –Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	359	461
Accumulated impairment | –Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 357	£ 361